UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   May 18, 2021 to June 17, 2021

Commission File Number of issuing entity:  333-226486-13

Central Index Key Number of issuing entity:  0001799385

Wells Fargo Commercial Mortgage Trust 2020-C55
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226486

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001788190

Rialto Real Estate Fund IV - Debt, LP
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5610
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4139209
38-4139210
38-7235668
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on June 30, 2021 (SEC Accession No. 0001056404-21-007772) (the “Original 10-D”). The purpose of this amendment is to include the complete sentence immediately preceding this Explanatory Note, a portion of which was inadvertently omitted from the Original 10-D template.  No other modifications were made to the Original 10-D or to the monthly distribution report.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2021 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2020-C55.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2020-C55 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on June 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	3.55%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2020-C55 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 18, 2021 to June 17, 2021.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 11, 2021. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 11, 2021. The Central Index Key number for Wells Fargo is 0000740906.

Barclays Capital Real Estate Inc., one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 14, 2021. The Central Index Key number for  Barclays Capital Real Estate Inc. is 0001549574.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2021. The CIK number of LMF is 0001592182.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2021. The Central Index Key number for LCF is 0001541468.

Rialto Real Estate Fund IV - Debt, LP, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2021. The Central Index Key number for  Rialto Real Estate Fund IV - Debt, LP is 0001788190.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2021. The Central Index Key number for Argentic is 0001624053.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 30, 2021 under Commission File No. 333-226486-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 30, 2021 under Commission File No. 333-226486-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2020-C55, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	05/17/2021	$0.00
Current Distribution Date	06/17/2021	$0.00

*REO Account
Prior Distribution Date	05/17/2021	$0.00
Current Distribution Date	06/17/2021	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2020-C55, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	05/17/2021	$5,896.06
Current Distribution Date	06/17/2021	$6,576.58

Interest Reserve Account
Prior Distribution Date	05/17/2021	$0.00
Current Distribution Date	06/17/2021	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	05/17/2021	$0.00
Current Distribution Date	06/17/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2020-C55, relating to the June 17, 2021 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on June 30, 2021 under commission File No 333-226486-13 and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 30, 2021 under Commission File No. 333-226486-13  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 30, 2021 under Commission File No. 333-226486-13  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: July 22, 2021